Investment in Equity Accounted Joint Venture - Additional Information (Detail) - USD ($)			3 Months Ended		6 Months Ended
	Jul. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Revenue less costs			$ 0		$ 0
Ethylene Marine Export Terminal [Member]
Schedule of Equity Method Investments [Line Items]
Total estimated capital cost of construction of the terminal		$ 147,200,000	147,200,000		147,200,000
Capital contribution to the joint venture towards construction cost		133,000,000.0
Equity method investment difference between carrying amount and underlying equity		$ 6,500,000	6,500,000		6,500,000		$ 6,700,000
Cost of equity method investments amortised			100,000		100,000
Equity Method Investment Losses Excluding Cost Of Investments Amortised			$ 100,000	$ 100,000	$ 3,100,000	$ 140,000
Economic interest in building and operating marine export terminal		50.00%	50.00%		50.00%		50.00%
Ethylene Marine Export Terminal [Member] | Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
Capital contribution to the joint venture towards construction cost	$ 7,500,000
Luna Pool [Member]
Schedule of Equity Method Investments [Line Items]
Economic interest in building and operating marine export terminal		50.00%	50.00%		50.00%
Luna Pool [Member] | Luna Pool Agency Limited [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of the gross revenue less costs earned by the manager of joint venture			1.00%		1.00%